Condensed Statement of Changes in Stockholders’ Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Common Stock, Issuable [Member]	Total
Balance at Mar. 31, 2015	$ 7,297	$ 11,288,637	$ (12,375,234)		$ (1,079,300)
Balance, shares at Mar. 31, 2015	7,296,892
Amortization of common stock issued to employees with vesting terms		161,936			161,936
Amortization of common stock issued to employees with vesting terms, shares
Fair value of common stock issued for services	$ 115	275,885			276,000
Fair value of common stock issued for services, shares	114,816
Fair value of vested stock options		286,248			286,248
Fair value of vested warrants granted to employees		182,072			182,072
Issuance of Common stock and warrants	$ 500	(403,577)			(403,077)
Issuance of Common stock and warrants, shares	500,000
Extinguishment of derivative liability		99,311			99,311
Common Stock issuable, 9,997,000 shares				99,970	$ 99,970
Shares issued upon warrant exercises, shares
Net Loss			(141,325)		$ (141,325)
Balance at Mar. 31, 2016	$ 7,912	11,890,512	(12,516,559)	99,970	(518,165)
Balance, shares at Mar. 31, 2016	7,911,708
Amortization of common stock issued to employees with vesting terms	$ 1,436	339,814			341,250
Amortization of common stock issued to employees with vesting terms, shares	1,436,170
Fair value of common stock issued for services	$ 552	658,549			659,101
Fair value of common stock issued for services, shares	552,500
Fair value of vested stock options		762,374			762,374
Issuance of Common stock and warrants	$ 4,150	1,760,850		(99,970)	$ 1,665,030
Issuance of Common stock and warrants, shares	4,150,000				2,650,000
Extinguishment of derivative liability		1,907,158			$ 1,907,158
Shares issued upon warrant exercises	$ 8,189	768,811			$ 777,000
Shares issued upon warrant exercises, shares	8,189,262
Cancellation of unvested restricted stock	$ (25)	25
Cancellation of unvested restricted stock, shares	(25,000)
Adjustment to common stock in conjunction with reverse split
Adjustment to common stock in conjunction with reverse split, shares	540
Net Loss			(5,219,380)		(5,219,380)
Balance at Mar. 31, 2017	$ 22,214	18,088,093	(17,735,939)		374,368
Balance, shares at Mar. 31, 2017	22,215,180
Fair value of common stock issued for services	$ 186	313,490			313,676
Fair value of common stock issued for services, shares	184,968
Fair value of vested stock options		842,121			842,121
Issuance of Common stock and warrants	$ 1,600	2,388,399			$ 2,389,999
Issuance of Common stock and warrants, shares	1,599,999
Shares issued upon warrant exercises, shares
Fair value of common stock issued to employee and director		309,183			$ 309,183
Fair value of common stock issued to employee and director, shares	200,000
Net Loss			(3,246,847)		(3,246,847)
Balance at Dec. 31, 2017	$ 24,000	$ 21,941,286	$ (20,982,786)		$ 982,500
Balance, shares at Dec. 31, 2017	24,200,147